Restricted net assets and parent company only condensed financial information - Additional Information (Details)	12 Months Ended
Dec. 31, 2021
Restricted net assets and parent company only condensed financial information
Percentage of net profit after offsetting any prior year losses and transfer to the statutory surplus reserve fund	10.00%
Percentage of Statutory reserves balance not exceeds of the company's registered capital	50.00%